FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED APRIL 8, 2019 TO THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE
CLOUGH CHINA FUND (THE “FUND”) DATED FEBRUARY 28, 2019

Effective April 1, 2019, Brian Chen is no longer serving as a co-portfolio manager of the Fund. Therefore, all references to Brian Chen in the Summary Prospectus, Prospectus and Statement of Additional Information are hereby deleted. Charles I. Clough, Jr. and Anupam Bose continue to serve as co-portfolio managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.